Note 8- Stock-based Compensation (10 Q) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes Tables
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]
	Three Months Ended March 31,
	2023	2022
Research and development	$12,011	$58,892
General and administrative	109,360	219,239
Total stock-based compensation expense	$121,371	$278,131

	December 31,
	2022	2021
Research and development	$215,904	$154,041
General and administrative	712,148	743,219
Total stock-based compensation expense	$928,052	$897,260

Share-Based Payment Arrangement, Option, Activity [Table Text Block]
	Number of Options	Weighted average exercise price per share	Weighted average remaining contractual life (in years)	Aggregate intrinsic value
Balance at January 1, 2023	140,040	$126.75
Granted	—	—
Cancelled	(35,993)	20.13
Outstanding at March 31, 2023	104,047	$163.64	7.99	$—
Exercisable at March 31, 2023	78,533	$211.21	7.75	$—
Vested and expected to vest at March 31, 2023	104,047	$163.64	7.99	$—

	Number of Options	Weighted average exercise price per share	Weighted average remaining contractual term (in years)	Aggregate Intrinsic Value
Balance at January 1, 2021	44,738	$407.60
Granted	36,310	44.66
Expired	(8,594)	68.48
Balance at December 31, 2021	72,454	265.91
Granted	77,088	9.87
Forfeited	(8,892)	147.28
Expired	(610)	1,562.92
Outstanding at December 31, 2022	140,040	126.75	8.5	—
Exercisable at December 31, 2022	74,086	$226.95	7.9	—
Vested and expected to vest at December 31, 2022	140,040	$126.75	8.5	—

Share-Based Payment Arrangement, Restricted Stock Unit, Activity [Table Text Block]
	Number of Units	Weighted average grant date fair value
Balance at January 1, 2023	3,652	$36.49
Vested (1)	(742)	33.72
Outstanding at March 31, 2023	2,910	$38.28

	Number of Units	Weighted average grant date fair value
Balance at January 1, 2022	5,509	$34.78
Vested(1)	(1,857)	31.41
Outstanding at December 31, 2022	3,652	36.49